BORROWINGS (Details ) ¥ in Thousands, $ in Thousands		Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)
Debt Instrument [Line Items]
Total long-term borrowings		$ 29,395	¥ 4,587,127	¥ 6,077,404
Current portion of long-term borrowings		12,957	2,021,924	1,804,164
Non-current portion of long-term borrowings		16,438	2,565,203	4,273,240
2027		12,957	2,021,924
2028		8,537	1,332,208
2029		5,662	883,555
2030		1,998	311,852
2031		241	37,588
Thereafter
Total long-term borrowings		29,395	4,587,127
The Awaji Shinkin Bank [Member]
Debt Instrument [Line Items]
Total long-term borrowings	[1]	7,823	1,220,620	1,369,156
Sumitomo Mitsui Banking Corporation [Member]
Debt Instrument [Line Items]
Total long-term borrowings	[1]	9,860	1,538,700	1,974,026
The Iyo Bank Ltd [Member]
Debt Instrument [Line Items]
Total long-term borrowings		71	11,130	83,339
The Bank Of Fukuoka Ltd [Member]
Debt Instrument [Line Items]
Total long-term borrowings				58,343
M U F G Bank Ltd [Member]
Debt Instrument [Line Items]
Total long-term borrowings		8,277	1,291,695	1,591,683
The Minato Bank Ltd [Member]
Debt Instrument [Line Items]
Total long-term borrowings		1,549	241,677	417,540
The Hiroshima Bank Ltd [Member]
Debt Instrument [Line Items]
Total long-term borrowings		107	16,644	116,652
The Sanin Godo Bank Ltd [Member]
Debt Instrument [Line Items]
Total long-term borrowings		480	74,982	174,990
The Kiyo Bank Ltd [Member]
Debt Instrument [Line Items]
Total long-term borrowings		$ 1,228	¥ 191,679	¥ 291,675
Summitomo Mitsui Banking Corporation [Member]
Debt Instrument [Line Items]
Effective interest rate	[2]	1.45%	1.45%
Summitomo Mitsui Banking Corporation [Member] | Minimum [Member]
Debt Instrument [Line Items]
Effective interest rate	[1]	0.60%	0.60%
Summitomo Mitsui Banking Corporation [Member] | Maximum [Member]
Debt Instrument [Line Items]
Effective interest rate	[1]	1.25%	1.25%
Sumitomo Mitsui Banking Corporation [Member] | Minimum [Member]
Debt Instrument [Line Items]
Effective interest rate	[3]	0.54%	0.54%
Sumitomo Mitsui Banking Corporation [Member] | Maximum [Member]
Debt Instrument [Line Items]
Effective interest rate	[3]	1.19%	1.19%
The Iyo Bank Ltd [Member]
Debt Instrument [Line Items]
Effective interest rate		1.28%	1.28%
The Bank Of Fukuoka Ltd [Member]
Debt Instrument [Line Items]
Effective interest rate		0.86%	0.86%
M U F G Bank Ltd [Member]
Debt Instrument [Line Items]
Effective interest rate	[4]	1.51%	1.51%
M U F G Bank Ltd [Member] | Minimum [Member]
Debt Instrument [Line Items]
Effective interest rate		0.30%	0.30%
M U F G Bank Ltd [Member] | Maximum [Member]
Debt Instrument [Line Items]
Effective interest rate		0.79%	0.79%
The Minato Bank Ltd [Member]
Debt Instrument [Line Items]
Effective interest rate		0.68%	0.68%
The Hiroshima Bank Ltd [Member]
Debt Instrument [Line Items]
Effective interest rate		1.00%	1.00%
The Sanin Godo Bank Ltd [Member]
Debt Instrument [Line Items]
Effective interest rate		0.80%	0.80%
The Kiyo Bank Ltd [Member]
Debt Instrument [Line Items]
Effective interest rate		1.05%	1.05%

[1]	As of February 28, 2025 and February 28, 2026, JPY82.6 million and JPY66.6 million ($0.4 million) were guaranteed by Credit Guarantee Association, a Japanese governmental affiliate agency which supplements private companies with credit, respectively.
[2]	On October 31, 2025, the Company entered into a commitment line agreement with Sumitomo Mitsui Banking Corporation with a maximum commitment of JPY 2,500.0 million. The facility’s commitment period commences on October 31, 2025, and terminates on October 31, 2026. Pursuant to the agreement, the maximum borrowing limit for this period is JPY 2,500.0 million. The borrowings are primarily used for working capital purposes. As of February 28, 2026, the unused credit line balance was JPY2,200 million ($14.1 million).
[3]	As of February 28, 2025 and February 28, 2026, JPY60.0 million and JPY60.0 million ($0.4 million) were guaranteed by Credit Guarantee Association, a Japanese governmental affiliate agency which supplements private companies with credit, respectively.
[4]	On February 25, 2025, the Company entered into a revolving credit facility agreement with MUFG Bank, Ltd. with a maximum commitment of JPY3,000.0 million. The facility’s commitment period commences on February 28, 2025, and terminates on February 25, 2028.